Cover	Mar. 10, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 10, 2025
Entity Registrant Name	MINERALYS THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41614
Entity Tax Identification Number	84-1966887
Entity Address, Address Line One	150 N. Radnor Chester Road
Entity Address, Address Line Two	Suite F200
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	888
Local Phone Number	378-6240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001per share
Trading Symbol	MLYS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001933414